JUNIOR SUBORDINATED DEBT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Trust preferred securities due September 16, 2034	Sep. 16, 2004 Trust preferred securities subject to mandatory redemption Trust I
Junior subordinated debt
Amount of aggregate liquidation		$ 15.0
Description of annual interest distribution basis	LIBOR
Annual distribution rate, basis spread (as a percent)	2.57%
Maximum consecutive period available for deferral of interest payments on the securities	5 years
Redemption price as a percentage of the principal amount if the securities are redeemed on or after September 16, 2009	100.00%